Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past four years, as well as their “compensation actually paid” (CAP), as calculated pursuant to SEC rules and certain performance measures required by the rules. The CAP values included in the table below reflect a measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the Summary Compensation Table (SCT) have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive.

				Average Compensation Actually Paid to Other NEOs(2) (e)	Value of Initial Fixed $100 Investment Based on:			Company -Selected Measure [Product Sales](4)(5) (millions) (i)
Year(1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2) (c)	Average SCT Total for Other NEOs (d)		Moderna TSR (f)	Peer Group(3) TSR (g)	Net Income (millions) (h)
2023	$17,068,514	$(155,552,174)	$5,103,698	$(3,939,532)	$508	$115	$(4,714)	$6,671
2022	19,363,648	(306,219,630)	5,822,260	(8,967,479)	918	111	8,362	18,435
2021	18,155,739	793,044,894	8,256,157	67,035,028	1,298	125	12,202	17,675
2020	12,855,275	469,967,605	5,286,409	54,985,594	534	126	(747)	200

(1)	Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:
	•	2023 – Arpa Garay, Stephen Hoge, Shannon Thyme Klinger and James Mock
	•	2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock
	•	2021 – Juan Andres, Stephen Hoge, Shannon Thyme Klinger, David Meline and Corinne LeGoff
	•	2020 – Juan Andres, Stephen Hoge, Lorence Kim, David Meline and Tal Zaks

Biographical information for each of these individuals and their positions can be found above, beginning on page 33, or in the proxy statement for the year upon which compensation was reported, under the heading “Management.”
(2)	The applicable Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2023		2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table	$17,068,514	$5,103,698	$19,363,648	$5,822,260	$18,155,739	$8,256,157	$12,855,275	$5,286,409
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(12,516,907)	(3,546,372)	(14,389,009)	(4,285,485)	(15,000,000)	(6,600,000)	(9,000,000)	(4,220,000)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)	(160,103,781)	(5,496,858)	(311,194,269)	(10,504,254)	789,889,155	65,378,871	466,112,330	53,919,185
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	7,294,658	2,224,773	18,930,378	5,957,933	25,410,484	7,893,516	53,681,961	14,619,557
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(15,002,894)	(4,007,912)	(216,035,770)	(5,734,897)	577,920,879	29,752,324	347,020,376	30,590,579
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(152,395,545)	(3,713,719)	(114,088,877)	(10,254,023)	186,557,792	27,733,031	65,409,993	10,481,461
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—	—	(473,267)	—	—	—	(1,772,412)
Compensation Actually Paid	(155,552,174)	(3,939,532)	(306,219,630)	(8,967,479)	793,044,894	67,035,028	469,967,605	54,985,594
(a)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.

(3)	Peer group TSR reflects the Nasdaq Biotechnology Index for all four fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years.
(4)	The Company has identified Product Sales from COVID-19 vaccines as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance.
(5)	Product Sales was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2023 to the Company’s performance:

Performance Metrics
Product Sales from COVID-19 Vaccines	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2023 Corporate Objectives,” described on page 48.
Operating Income	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2023 Corporate Objectives,” described on page 48.
Total Shareholder Return (TSR)	Stock options are the most heavily weighted equity vehicle in our long-term incentive program (75% for the PEO and 50% for the Other NEOs). The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a four-year period ending December 31, 2023 would have been $508.44.

Company Selected Measure Name		Product Sales from COVID-19 vaccines
Named Executive Officers, Footnote [Text Block]

(1)	Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:
	•	2023 – Arpa Garay, Stephen Hoge, Shannon Thyme Klinger and James Mock
	•	2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock
	•	2021 – Juan Andres, Stephen Hoge, Shannon Thyme Klinger, David Meline and Corinne LeGoff
	•	2020 – Juan Andres, Stephen Hoge, Lorence Kim, David Meline and Tal Zaks

PEO Total Compensation Amount	[1]	$ 17,068,514	$ 19,363,648	$ 18,155,739	$ 12,855,275
PEO Actually Paid Compensation Amount	[1],[2]	$ (155,552,174)	(306,219,630)	793,044,894	469,967,605
Adjustment To PEO Compensation, Footnote [Text Block]

	2023		2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table	$17,068,514	$5,103,698	$19,363,648	$5,822,260	$18,155,739	$8,256,157	$12,855,275	$5,286,409
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(12,516,907)	(3,546,372)	(14,389,009)	(4,285,485)	(15,000,000)	(6,600,000)	(9,000,000)	(4,220,000)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)	(160,103,781)	(5,496,858)	(311,194,269)	(10,504,254)	789,889,155	65,378,871	466,112,330	53,919,185
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	7,294,658	2,224,773	18,930,378	5,957,933	25,410,484	7,893,516	53,681,961	14,619,557
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(15,002,894)	(4,007,912)	(216,035,770)	(5,734,897)	577,920,879	29,752,324	347,020,376	30,590,579
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(152,395,545)	(3,713,719)	(114,088,877)	(10,254,023)	186,557,792	27,733,031	65,409,993	10,481,461
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—	—	(473,267)	—	—	—	(1,772,412)
Compensation Actually Paid	(155,552,174)	(3,939,532)	(306,219,630)	(8,967,479)	793,044,894	67,035,028	469,967,605	54,985,594
(a)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,103,698	5,822,260	8,256,157	5,286,409
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ (3,939,532)	(8,967,479)	67,035,028	54,985,594
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023		2022		2021		2020
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Summary Compensation Table	$17,068,514	$5,103,698	$19,363,648	$5,822,260	$18,155,739	$8,256,157	$12,855,275	$5,286,409
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(12,516,907)	(3,546,372)	(14,389,009)	(4,285,485)	(15,000,000)	(6,600,000)	(9,000,000)	(4,220,000)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)	(160,103,781)	(5,496,858)	(311,194,269)	(10,504,254)	789,889,155	65,378,871	466,112,330	53,919,185
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	7,294,658	2,224,773	18,930,378	5,957,933	25,410,484	7,893,516	53,681,961	14,619,557
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(15,002,894)	(4,007,912)	(216,035,770)	(5,734,897)	577,920,879	29,752,324	347,020,376	30,590,579
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(152,395,545)	(3,713,719)	(114,088,877)	(10,254,023)	186,557,792	27,733,031	65,409,993	10,481,461
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—	—	(473,267)	—	—	—	(1,772,412)
Compensation Actually Paid	(155,552,174)	(3,939,532)	(306,219,630)	(8,967,479)	793,044,894	67,035,028	469,967,605	54,985,594
(a)	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		2. CAP versus Company TSR
Compensation Actually Paid vs. Net Income [Text Block]
3. CAP versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
4. CAP versus Company Selected Metric (CSM) – Product Sales from COVID-19 Vaccines

Total Shareholder Return Vs Peer Group [Text Block]		1. TSR: Company versus Peer Group
Tabular List [Table Text Block]

Performance Metrics
Product Sales from COVID-19 Vaccines	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2023 Corporate Objectives,” described on page 48.
Operating Income	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2023 Corporate Objectives,” described on page 48.
Total Shareholder Return (TSR)	Stock options are the most heavily weighted equity vehicle in our long-term incentive program (75% for the PEO and 50% for the Other NEOs). The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a four-year period ending December 31, 2023 would have been $508.44.

Total Shareholder Return Amount	[1]	$ 508	918	1,298	534
Peer Group Total Shareholder Return Amount	[1],[3]	115	111	125	126
Net Income (Loss) Attributable to Parent	[1]	$ (4,714,000,000)	$ 8,362,000,000	$ 12,202,000,000	$ (747,000,000)
Company Selected Measure Amount	[1],[4],[5]	6,671,000,000	18,435,000,000	17,675,000,000	200,000,000
PEO Name		Mr. Bancel	Mr. Bancel	Mr. Bancel	Mr. Bancel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Product Sales from COVID-19 Vaccines
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return (TSR)
PEO [Member] | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (12,516,907)	$ (14,389,009)	$ (15,000,000)	$ (9,000,000)
PEO [Member] | Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(160,103,781)	(311,194,269)	789,889,155	466,112,330
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,294,658	18,930,378	25,410,484	53,681,961
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,002,894)	(216,035,770)	577,920,879	347,020,376
PEO [Member] | Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(152,395,545)	(114,088,877)	186,557,792	65,409,993
PEO [Member] | Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(3,546,372)	(4,285,485)	(6,600,000)	(4,220,000)
Non-PEO NEO [Member] | Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(5,496,858)	(10,504,254)	65,378,871	53,919,185
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,224,773	5,957,933	7,893,516	14,619,557
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,007,912)	(5,734,897)	29,752,324	30,590,579
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,713,719)	(10,254,023)	27,733,031	10,481,461
Non-PEO NEO [Member] | Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (473,267)		$ (1,772,412)

[1]	Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown: 2023 – Arpa Garay, Stephen Hoge, Shannon Thyme Klinger and James Mock 2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock 2021 – Juan Andres, Stephen Hoge, Shannon Thyme Klinger, David Meline and Corinne LeGoff 2020 – Juan Andres, Stephen Hoge, Lorence Kim, David Meline and Tal Zaks
[2]	The applicable Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:
[3]	Peer group TSR reflects the Nasdaq Biotechnology Index for all four fiscal years disclosed, which aligns with the peer group used in our Annual Report on 10-K for each of these years.
[4]	Product Sales was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2023 to the Company’s performance:
[5]	The Company has identified Product Sales from COVID-19 vaccines as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2023 to the Company’s performance.
[6]	Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718.